Long Term Prepayments- Land Use Rights, Net	12 Months Ended
Jun. 30, 2013
Notes
Long Term Prepayments- Land Use Rights, Net

LONG TERM PREPAYMENTS- LAND USE RIGHTS, NET

	June 30, 2013	June 30, 2012

Land use rights, at cost	$40,093,414	$20,240,623
Less: Accumulated amortization	(2,229,950)	(1,501,326)
Intangible assets – land use rights, net	$37,863,464	$18,739,297

The Company acquired a new land use right for 266,668 square meters on November 5, 2012. The Company was granted the right to use the land for a period of 50 years at a cost of approximately $19 million (RMB 120,000,000). As of June 30, 2013, the Company has made payment of $12.95 million (RMB 80,000,000). The Company is obligated to make one remaining installment payment of $6.47 million by December 31, 2013.

There is no private ownership of land in the PRC. All land is owned by the government, which grants land use rights for specified periods of time. Amortization expense for land use rights amounted to $685,524 and $676,515 for the years ended June 30, 2013 and 2012, respectively.

Amortization is calculated over a period of 30-50 years. Amortization of land use rights for fiscal years ending subsequent to June 30, 2013 is as follows:

Amortization
2014	$812,979
2015	812,979
2016	812,979
2017	812,979
2018	812,979
Thereafter	33,798,569
Total	$37,863,464